DISCONTINUED OPERATIONS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Discontinued operations
Loss from discontinued operations	$ 14.1
CSG
Discontinued operations
Loss from discontinued operations	$ 14.1